Accrued Expenses And Other Liabilities - (Details) - USD ($) $ in Millions	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Compensation and benefits		$ 122.7	$ 126.6
Pension benefits		6.5	6.6
Taxes, income and other		6.3	22.8
Contract liabilities		58.4	52.1
Sales and product allowances		56.4	49.7
Contract liabilities	$ 48.1	58.4
Lease liabilities	27.1	0.0
Loss contingencies	50.0	51.2	11.0
Other		122.1	137.0
Bank overdrafts	144.5	0.0
Other	302.1	314.0
Total	571.8	423.6	405.8
Noncurrent
Compensation and benefits		31.9	25.8
Pension benefits		43.3	52.5
Taxes, income and other		247.5	242.6
Contract liabilities		4.0	4.1
Sales and product allowances		0.0	0.0
Contract liabilities	4.1	4.0
Lease liabilities	186.7	0.0
Loss contingencies	31.3	32.1	32.4
Other		15.4	12.6
Bank overdrafts	0.0	0.0
Other	317.1	338.1
Total	$ 539.2	$ 374.2	$ 370.0